Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

May 10, 2023

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	FlexShares® Trust (the “Registrant”)
File No. 811-22555

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) which contains one Joint Prospectus/Information Statement and related statement of additional information (“SAI”) to accomplish the proposed reorganizations of two series of the Registrant (each a “Target Fund”) with and into two series of the Registrant (each an “Acquiring Fund”) as identified below:

Target Funds	Acquiring Funds
FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Index Fund
FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® Quality Dividend Index Fund

This Registration Statement is being filed to register shares of FlexShares® International Quality Dividend Index Fund and FlexShares® Quality Dividend Index Fund, each a series of the Registrant, that will be issued to shareholders of FlexShares® International Quality Dividend Defensive Index Fund and FlexShares® Quality Dividend Dynamic Index Fund, respectively, each a series of the Registrant, in connection with the transfer of substantially all of the assets of such Target Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, the form of which is included in the Registration Statement.

It is proposed that this filing will become automatically effective on June 9, 2023 pursuant to Rule 488 under the 1933 Act.  A definitive Joint Prospectus/Information Statement will be filed and mailed to Target Fund shareholders shortly thereafter.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

U.S. Securities and Exchange Commission
May 10, 2023

If you have any questions or comments regarding this filing, please call me at (215) 564-8528 or Shawn A. Hendricks at (215) 564-8778.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero